Contingent liabilities, contractual commitments and guarantees (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	£ 22,816	£ 27,254
Commitments	127,913	119,476
Off-balance sheet commitments	18,574	19,583
In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	19,633	25,068
By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	2,830	1,819
Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	18,592	19,614
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	131,697	126,677
IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	131,784	126,749
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	2,317	1,928
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	33,684	30,005
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	91,912	87,543
Loans and other credit related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	1,456	3,781
Loans and other credit related commitments | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	1,456	3,781
Loans and other credit related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	126,390	115,640
Loans and other credit related commitments | IFRS 9 | Gross carrying/nominal amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	126,457	115,695
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	5,327	11,054
Financial guarantees | In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	4,158	10,635
Financial guarantees | By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	1,169	419
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	17,136	15,833
– performance and other guarantees | In favour of third parties
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	15,475	14,433
– performance and other guarantees | By the group in favour of other HSBC Group entities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	1,661	1,400
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	£ 353	£ 367